Working capital	12 Months Ended
Jun. 30, 2019
Summary Of Additional Information About Working Capital [Abstract]
Working capital
14. Working capital

Accounting policies

Inventories are stated at the lower of cost and net realisable value. Cost includes raw materials, direct labour and expenses, an appropriate proportion of production and other overheads, but not borrowing costs. Cost is calculated at the weighted average cost incurred in acquiring inventories. Maturing inventories which are retained for more than one year are classified as current assets, as they are expected to be realised in the normal operating cycle.

Trade and other receivables are initially recognised at fair value less transaction costs and subsequently carried at amortised cost less any allowance for discounts and doubtful debts. Trade receivables arise from contracts with customers, and are recognised when performance obligations are satisfied, and the consideration due is unconditional as only the passage of time is required before the payment is received. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk.

Trade and other payables are initially recognised at fair value including transaction costs and subsequently carried at amortised costs. Contingent consideration recognised in business combinations are subsequently measured at fair value through income statement.

Provisions are liabilities of uncertain timing or amount. A provision is recognised if, as a result of a past event, the group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated on a discounted basis. The carrying amounts of provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate.
(a) Inventories

	2019 £ million	2018 £ million
Raw materials and consumables	338	321
Work in progress	46	44
Maturing inventories	4,334	4,028
Finished goods and goods for resale	754	622
	5,472	5,015

Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories are expected to be utilised after more than one year:

	2019 £ million	2018 £ million
Raw materials and consumables	14	12
Maturing inventories	3,434	3,253
	3,448	3,265

Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2019 £ million	2018 £ million	2017 £ million
Balance at beginning of the year	71	88	73
Exchange differences	—	(2)	(1)
Income statement (release)/charge	(3)	—	41
Utilised	(5)	(15)	(25)
	63	71	88
(b) Trade and other receivables

	2019		2018
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	2,173	—	2,152	—
Interest receivable	25	—	14	—
VAT recoverable and other prepaid taxes	132	14	124	3
Other receivables	141	31	211	35
Prepayments	202	8	157	8
Accrued income	21	—	20	—
	2,694	53	2,678	46

At 30 June 2019, approximately 11%, 18% and 13% of the group’s trade receivables of £2,173 million are due from counterparties based in the United Kingdom, the United States and India, respectively. Accrued income primarily represents amounts receivable from customers in respect of performance obligations satisfied but not yet invoiced.

The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2019 £ million	2018 £ million
Not overdue	2,083	2,067
Overdue 1 – 30 days	27	19
Overdue 31 – 60 days	21	19
Overdue 61 – 90 days	13	13
Overdue 91 – 180 days	15	21
Overdue more than 180 days	14	13
	2,173	2,152

Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2019 £ million	2018 £ million	2017 £ million
Balance at beginning of the year	97	129	83
Exchange differences	3	(4)	(1)
Income statement charge	23	18	54
Written off	(10)	(46)	(7)
	113	97	129
(c) Trade and other payables

	2019		2018
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	1,694	—	1,514	—
Interest payable	127	—	104	—
Tax and social security excluding income tax	640	—	638	2
Other payables	565	222	471	204
Accruals	1,097	—	1,165	3
Deferred income	56	—	37	—
Dividend payable to non-controlling interests	23	—	21	—
	4,202	222	3,950	209

Interest payable at 30 June 2019 includes interest on non-derivative financial instruments of £124 million (2018 – £100 million). Deferred income represents amounts paid by customers in respect of performance obligations not yet satisfied. Non-current liabilities include £153 million in respect of the net present value of contingent consideration in respect of the acquisition of Casamigos.
(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2018	217	180	397
Exchange differences	—	(1)	(1)
Provisions charged during the year(i)	—	61	61
Provisions utilised during the year	(15)	(33)	(48)
Unwinding of discounts	7	—	7
At 30 June 2019	209	207	416
Current liabilities	16	83	99
Non-current liabilities	193	124	317
	209	207	416

(i) Includes indirect tax provision in Korea. See note 4(a).

(a) Provisions have been established in respect of the discounted value of the group’s commitment to the UK and Australian Thalidomide Trusts. These provisions will be utilised over the period of the commitments up to 2037.

(b) The largest item in other provisions at 30 June 2019 is £45 million in respect of employee deferred compensation plans which will be utilised when employees leave the group.